Revenues (By Significant Types of Films) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 290,706	$ 44,681	¥ 253,926	¥ 248,862
Percent of Total	100.00%	100.00%	100.00%	100.00%
Stamping and Transfer Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 116,396	$ 17,891	¥ 95,705	¥ 103,520
Percent of Total	40.00%	40.00%	37.80%	41.60%
Printing Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 24,779	$ 3,808	¥ 20,366	¥ 29,605
Percent of Total	8.50%	8.50%	8.00%	11.90%
Metallized Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 8,431	$ 1,296	¥ 7,391	¥ 9,010
Percent of Total	2.90%	2.90%	2.90%	3.60%
Specialty Film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 108,089	$ 16,612	¥ 96,091	¥ 73,851
Percent of Total	37.20%	37.20%	37.80%	29.70%
Base Film For Other Applications [Member]
Revenue from External Customer [Line Items]
Revenues From External Customer	¥ 33,011	$ 5,074	¥ 34,373	¥ 32,876
Percent of Total	11.40%	11.40%	13.50%	13.20%